Performance Management - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart And Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.